Plan Description - Participant’s Eligible Compensation Based on Participant’s Age (Details) - EBP 005	12 Months Ended
Dec. 31, 2025
Under 40 years of age
EBP, Description of Plan [Line Items]
Employer discretionary contribution	3.00%
40 - 44 years of age
EBP, Description of Plan [Line Items]
Employer discretionary contribution	5.00%
45 - 49 years of age
EBP, Description of Plan [Line Items]
Employer discretionary contribution	6.00%
50 - 54 years of age
EBP, Description of Plan [Line Items]
Employer discretionary contribution	8.00%
55 years of age or older
EBP, Description of Plan [Line Items]
Employer discretionary contribution	10.00%